Summary of Significant Accounting Policies (Details) - Schedule of Percentage of Lakeshore Group’s Top 5 Vendors Accounting for Total Purchases - Vendors concentration risk [Member] - Total purchases [Member]
¥ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Vendor D [Member]
Concentration Risk [Line Items]
Concentration rick amount	¥ 36,567,150	$ 5,153,932			¥ 7,426,500	$ 1,169,859
Concentration risk percentage	20.20%	20.20%			4.40%	4.40%
Vendor I [Member]
Concentration Risk [Line Items]
Concentration rick amount	¥ 19,635,180	$ 2,767,467
Concentration risk percentage	10.80%	10.80%
Vendor C [Member]
Concentration Risk [Line Items]
Concentration rick amount	¥ 13,260,918	$ 1,869,051	¥ 4,746,530	$ 690,736	¥ 9,995,189	$ 1,574,492
Concentration risk percentage	7.30%	7.30%	3.70%	3.70%	5.90%	5.90%
Vendor J [Member]
Concentration Risk [Line Items]
Concentration rick amount	¥ 10,090,875	$ 1,422,252
Concentration risk percentage	5.60%	5.60%
Vendor G [Member]
Concentration Risk [Line Items]
Concentration rick amount	¥ 9,544,080	$ 1,345,184	¥ 10,053,600	$ 1,463,044
Concentration risk percentage	5.30%	5.30%	7.90%	7.90%
Top Vendors [Member]
Concentration Risk [Line Items]
Concentration rick amount			¥ 84,830,864	$ 12,344,960	¥ 75,442,385	$ 11,884,060
Concentration risk percentage			66.90%	66.90%	44.70%	44.70%
Vendor A [Member]
Concentration Risk [Line Items]
Concentration rick amount			¥ 48,006,500	$ 6,986,117	¥ 35,172,250	$ 5,540,508
Concentration risk percentage			37.90%	37.90%	20.90%	20.90%
Vendor F [Member]
Concentration Risk [Line Items]
Concentration rick amount			¥ 15,178,020	$ 2,208,772
Concentration risk percentage			12.00%	12.00%
Vendor H [Member]
Concentration Risk [Line Items]
Concentration rick amount			¥ 6,846,214	$ 996,291
Concentration risk percentage			5.40%	5.40%
Vendor B [Member]
Concentration Risk [Line Items]
Concentration rick amount					¥ 16,227,146	$ 2,556,181
Concentration risk percentage					9.60%	9.60%
Vendor E [Member]
Concentration Risk [Line Items]
Concentration rick amount					¥ 6,621,300	$ 1,043,020
Concentration risk percentage					3.90%	3.90%
Top Vendors [Member]
Concentration Risk [Line Items]
Concentration rick amount	¥ 89,098,203	$ 12,557,886
Concentration risk percentage	49.20%	49.20%